Real Estate Property Refund and Compensation Payable	12 Months Ended
Dec. 31, 2016
Real Estate Property Refund and Compensation Payable [Abstract]
REAL ESTATE PROPERTY REFUND AND COMPENSATION PAYABLE

9. REAL ESTATE PROPERTY REFUND AND COMPENSATION PAYABLE

During the years 2012 and 2011, the Company signed 443 binding agreements of sales of commercial offices of the project with floor area of 22,790 square meters to unrelated purchasers (the transactions or the real estate sales transactions). The Company received deposits and considerations from the purchasers as required by the agreements. The construction commenced in the 2010, which was originally expected to be delivered to customers in late of 2012. No revenue was recognized from the sales of the commercial offices due to the reason stated below.

Owing to commercial reasons, the Company decided to terminate the agreements made for the sale of the real estate properties in relation to the project of Wuhan Centre China Grand Market. According to the agreements of sales, the Company is obliged to compensate the purchaser at a rate equal to 6% per annum or 0.05% per day on the deposits paid. In the years ended December 31, 2016 and 2015, the Company incurred $1,433,737 and $1,528,126 compensation expenses which were included in general and administrative expenses.

As at December 31, 2016, 375 out of 443 agreements were cancelled, and no completed office (or real estate certificate) has been delivered to the purchaser. The Company is still in the progress of negotiating with the purchasers for the cancellation of the remaining agreements. The directors of the Company are of the opinion that almost all of the purchasers shall accept the cancellation. If, finally the purchaser insisted on the execution of the agreement, the Company will accept.

Real estate property refund and compensation payable represent the amount of customer deposits received and the compensation calculated in accordance with the provisions in the sales agreements. The payable consists of the followings:

	December 31,
	2016	2015

Property sales deposits	$18,838,103	$20,152,652
Compensation	6,159,460	5,122,101
	$24,997,563	$25,274,753